Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Schedule of Plant and Equipment

Plant and equipment as of December 31, 2017 and June 30, 2017 are summarized below:

	December 31, 2017	June 30, 2017
Furniture and fittings	$677	$640
Office equipment	9,480	8,961
Motor vehicle	21,398	20,225
Computer	1,762	1,666
Ai-Robots	5,221	-
Total plant and equipment	$38,538	$31,492
Accumulated depreciation	(14,413)	(11,966)
Plant and equipment, net	$24,125	$19,526

Plant and equipment as of June 30, 2017 and June 30, 2016 are summarized below:

	2017	2016
Furniture and Fittings	$640	683
Office equipment	8,961	2,114
Motor vehicle	20,225	21,582
Computer	1,666	1,778
Total plant and equipment	31,492	26,157
Accumulated depreciation	(11,966)	(10,030)
Plant and equipment, net	$19,526	16,127